UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  November 30, 2003
Check here if Amendment [  ] Amendment Number:
This Amendment (Check only one.):
[  ]  is a restatement.
[  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:	Sand Hill Advisors, Inc.
Address:	245 Lytton Avenue
	Suite 250
	Palo Alto, CA  94301
13F File Number:	28-5390

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:	Rodney D. Yee
Title:	CFO and Compliance Officer
Phone:	650-854-9150
Signature,	Place,	Date of Signing,
Rodney D. Yee	Palo Alto, CA	November 30, 2003

Report Type (Check only one.):
[X]  13F HOLDINGS REPORT
[  ]  13F NOTICE
[  ]  13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:          NONE

FORM 13F SUMMARY PAGE
Report Summary
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 70
Form 13F Information Table Value Total: $168,454
List of Other Included Managers:        NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Agile Software Corp            COM              00846X105      117    12336 SH       SOLE                    12236               100
American Express               COM              025816109     3886    86230 SH       SOLE                    49951             36279
American Intl Grp              COM              026874107      609    10552 SH       SOLE                     8302              2250
Amgen                          COM              031162100     4097    63500 SH       SOLE                    35650             27850
Applied Materials              COM              038222105      181    10000 SH       SOLE                     6000              4000
Autodesk                       COM              052769106     4860   285533 SH       SOLE                   169926            115607
BB&T                           COM              054937107      257     7146 SH       SOLE                                       7146
BP PLC                         COM              055622104     4867   115604 SH       SOLE                    67877             47727
BankAmerica Corp               COM              060505104      809    10366 SH       SOLE                     3157              7209
Bard (C.R.)                    COM              067383109     4617    65025 SH       SOLE                    38625             26400
Baxter Intl                    COM              071813109      597    20529 SH       SOLE                    20529
Boston Private Finl Holdings   COM              101119105     2219    94167 SH       SOLE                      200             93967
ChevronTexaco Corp             COM              166764100     3555    49749 SH       SOLE                    26540             23209
Cisco Systems                  COM              17275R102     5536   282616 SH       SOLE                   148580            134036
Clorox                         COM              189054109      309     6739 SH       SOLE                     2900              3839
Conagra                        COM              205887102     1121    52800 SH       SOLE                    37030             15770
Conjuchem Inc.                 COM              207349101      143    48280 SH       SOLE                    48280
Cygnus Corp                    COM              232560102       38   101767 SH       SOLE                                     101767
Exxon Mobil Corporation        COM              30231G102     1781    48662 SH       SOLE                    19271             29391
Finisar Corporation            COM              31787A101    21294  9298753 SH       SOLE                  9298753
Fiserv Inc                     COM              337738108      324     8938 SH       SOLE                     8938
Flextronics                    COM              Y2573F102      216    15198 SH       SOLE                    15198
General Electric               COM              369604103     1384    46428 SH       SOLE                    27572             18856
H & R Block                    COM              093671105     5173   119892 SH       SOLE                    67177             52715
Hewlett-Packard Co.            COM              428236103      298    15390 SH       SOLE                     9300              6090
IBM                            COM              459200101      574     6495 SH       SOLE                      300              6195
Illinois Tool Works            COM              452308109     3607    54437 SH       SOLE                    30567             23870
Intel                          COM              458140100     4961   180276 SH       SOLE                    96730             83546
Johnson & Johnson              COM              478160104     4292    86668 SH       SOLE                    48030             38638
Johnson Controls               COM              478366107     5071    53607 SH       SOLE                    30308             23299
L-3 Communications Hldgs Inc.  COM              502424104     3672    84900 SH       SOLE                    48980             35920
Landec Corp.                   COM              514766104       56    14478 SH       SOLE                                      14478
MBIA Inc                       COM              55262C100     3631    66058 SH       SOLE                    37247             28811
Material Sciences              COM              576674105      271    26550 SH       SOLE                                      26550
Mattel                         COM              577081102     4134   218018 SH       SOLE                   123368             94650
McGraw Hill                    COM              580645109     4190    67432 SH       SOLE                    39676             27756
Medicis Phamaceutical 'A'      COM              584690309     5033    85883 SH       SOLE                    49436             36447
Medtronic                      COM              585055106      480    10232 SH       SOLE                     5232              5000
Merck                          COM              589331107      526    10395 SH       SOLE                     1820              8575
Microsoft                      COM              594918104     4637   166796 SH       SOLE                    96962             69834
Morgan Stanley, Dean Witter, D COM              617446448     4910    97305 SH       SOLE                    54583             42722
Network Appliance              COM              64120L104      465    22667 SH       SOLE                    22667
Newell Rubbermaid              COM              651229106     2795   129000 SH       SOLE                    72985             56015
Omnicom Group                  COM              681919106     3249    45225 SH       SOLE                    30090             15135
PeopleSoft Inc                 COM              712713106      240    13125 SH       SOLE                                      13125
Pepsico                        COM              713448108     5137   112084 SH       SOLE                    62202             49882
Pfizer                         COM              717081103     8830   290641 SH       SOLE                   162801            127840
Procter & Gamble               COM              742718109     4045    43577 SH       SOLE                    24443             19134
Rita Medical Systems Inc       COM              76774E103      255    82219 SH       SOLE                    82219
Robert Mondavi Corporation     COM              609200100     1239    40000 SH       SOLE                                      40000
Shaman Pharmaceutical          COM              819319500        0   103323 SH       SOLE                   103323
Southwest Airlines             COM              844741108      210    11889 SH       SOLE                    11389               500
Standard and Poor's Deposit Re COM              78462F103     1229    12300 SH       SOLE                     4700              7600
Standard and Poors Mid Cap Tru COM              595635103     9078    97246 SH       SOLE                    55013             42233
Sun Microsystems               COM              866810104       51    15308 SH       SOLE                    10108              5200
Sungard Data Systems           COM              867363103     5351   203368 SH       SOLE                   110318             93050
Swift Energy                   COM              870738101      152    10800 SH       SOLE                                      10800
Talbot's                       COM              874161102     4675   134142 SH       SOLE                    75402             58740
Texas Instruments              COM              882508104     2564   112437 SH       SOLE                   112437
Torchmark Corporation          COM              891027104     4471   110017 SH       SOLE                    62293             47724
United Technologies            COM              913017109      342     4426 SH       SOLE                                       4426
Verizon Communications         COM              92343V104      233     7188 SH       SOLE                     1616              5572
Viacom Inc Class B             COM              925524308      755    19709 SH       SOLE                     9450             10259
Vitesse Semiconductor          COM              928497106       68    10627 SH       SOLE                    10627
Vitria Technology, Inc.        COM              92849q401       81    16078 SH       SOLE                                      16078
Washington Mutual Saving Bank  COM              939322103     3075    78102 SH       SOLE                    47538             30564
Wells Fargo                    COM              949746101     5267   102272 SH       SOLE                    59003             43269
Wyeth                          COM              983024100     5489   119059 SH       SOLE                    64317             54742
Xilinx Incorporated            COM              983919101      737    25930 SH       SOLE                                      25930
eBay Inc                       COM              278642103     4014    74836 SH       SOLE                     8626             66210
Van Kamp CA Value Income Trust PRD              92112b206      250       10 SH       SOLE                       10